RELATED PARTY TRANSACTIONS AND BALANCES - Sales to related party (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Related Party Transaction [Line Items]
Total revenues from related party	¥ 85,657	$ 13,264	¥ 0	¥ 3,726,894
Urumqi Yikeli Automatic Control Equipment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total revenues from related party	¥ 85,657	$ 13,264	¥ 0	¥ 3,726,894